Cash flows from changes in working capital	12 Months Ended
Mar. 31, 2025
Statement of cash flows [abstract]
Cash flows from changes in working capital	Other non-cash items

(EUR thousand)	For the financial year ended March 31
Other non-cash items	2025	2024	2023
Change in provisions	907	1,040	394
Change in the fair value of retirement benefit obligation	(135)	738	57
Changes in share-based payment transactions	8,102	3,957	9,671
Put options from business combinations	(861)	1,342	(11,030)
Impairment of financial assets	—	—	2,469
Impairment of tangible and intangible assets	5	1,265	247
Capital loss / (gain) of tangible and intangible assets	(33)	645	925
Change in fair value of warrant liability	(294)	(10,585)	(602)
Acquisition of PPE under construction	—	—	212
Other	745	(210)	130
Total	8,436	(1,808)	2,473
Cash flows from changes in working capital

(EUR thousand)	For the financial year ended March 31
	2025	2024	2023
Trade receivables	(681)	(62,704)	(92,896)
Other receivables	(19,592)	(14,875)	(5,841)
Prepaid expenses	(2,396)	(2,220)	185
Changes in operating receivables	(22,669)	(79,799)	(98,552)
Trade payables	11,140	65,577	44,883
Other liabilities	10,760	9,516	5,277
Accrued liabilities	1,955	1,349	10,302
Changes in operating payables	23,855	76,442	60,462
Cash flows from / (used in) working capital	1,186	(3,357)	(38,090)